Employee Benefit Liabilities, Net - Schedule of Changes in Fair Value of Plan Assets (Details) - Plan assets [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Fair Value of Plan Assets [Line Items]
Balance at January 1,	$ 3,778	$ 3,707
Expected return	184	172
Contributions by employer	165	173
Benefits paid	(195)	(206)
Demographic assumptions	(2)
Financial assumptions
Past Experience	402	50
Currency exchange	(28)	(118)
Balance at December 31,	$ 4,304	$ 3,778